First Trust S and P International Dividend Aristocrats ETF Shareholder Fees	Sep. 30, 2025
First Trust S and P International Dividend Aristocrats ETF | First Trust S and P International Dividend Aristocrats ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%